Warrants - Schedule of Warrants Exercise Price (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	May 31, 2021
Exercise price			$ 0.20
Number outstanding	57,683,607	12,436,301
Weighted average life (years)	2 years 11 days	2 years 3 months 26 days
Warrants One [Member]
Exercise price	$ 0.20	$ 0.20
Number outstanding	225,000	225,000
Weighted average life (years)	8 months 2 days	11 months 1 day
Warrants maturity date	Dec. 01, 2021	Dec. 01, 2021
Warrants Two [Member]
Exercise price	$ 0.20	$ 0.20
Number outstanding	25,349,050	9,961,301
Weighted average life (years)	9 months 18 days	11 months 23 days
Warrants maturity date	Feb. 24, 2022	Dec. 22, 2021
Warrants Three [Member]
Exercise price	$ 2.00	$ 2.00
Number outstanding	250,000	100,000
Weighted average life (years)	1 year 3 months 29 days	1 year 3 months 29 days
Warrants maturity date	Apr. 29, 2022	Apr. 29, 2022
Warrants Four [Member]
Exercise price	$ 0.10	$ 0.10
Number outstanding	109,757	900,000
Weighted average life (years)	3 years 10 months 28 days	4 years 1 month 27 days
Warrants maturity date	Feb. 25, 2025	Feb. 25, 2025
Warrants Five [Member]
Exercise price	$ 0.12	$ 0.12
Number outstanding	1,250,000	1,250,000
Weighted average life (years)	3 years 11 months 19 days	4 years 2 months 19 days
Warrants maturity date	Mar. 20, 2025	Mar. 20, 2025
Warrants Six [Member]
Exercise price	$ 0.20
Number outstanding	30,499,800
Weighted average life (years)	1 year 6 months
Warrants maturity date	Oct. 01, 2022